Convertible Debt	12 Months Ended
Dec. 31, 2011
Convertible Debt

Note 7 - Convertible Debt

The components of debt are summarized as follows.

	Due	December 31, 2011	December 31, 2010
8.75% convertible debenture	January 2012	$172,500	$172,500
10% convertible debenture	June 2012	600,000	600,000
7% convertible note	May 2012	-	350,000
10% convertible note	February 2012	-	60,000
Subtotal - principal		772,500	1,182,500
Debt discount		(205,715)	(298,400)
		566,785	884,100
Less: current portion		(566,785)	(580,140)
Total long term debt		$-	$303,960

8.75% Convertible Debenture

In January 2011, the holder of our 8.75% convertible debenture agreed to extend the maturity date to January 2012 and to amend a term which will now allow us to pay dividends on any financing transaction entered into between the effective date of the amendment and April 30, 2011. We agreed to eliminate our ability to pay interest on this debenture in shares of our common stock in lieu of cash and our ability to optionally redeem the debenture. We also agreed to amend the volume weighted average trading price at which we could force conversion to $2.50 from $0.80. Subsequent to December 31, 2011, the 8.75% convertible debenture was paid upon maturity.

10% Convertible Debentures

Our 10% convertible debentures were issued under purchase agreements during the year ended September 30, 2009, together with warrants, for aggregate proceeds of $600,000.  The total of the fair value of the warrants, as determined using the Black-Scholes pricing model, and the value of the beneficial conversion features contained in the debentures, representing the difference between the fair value of common stock issuable upon conversion at the date of purchase and the amount of proceeds allocated to the note, exceeded the proceeds received.  Accordingly, we recorded a discount on the debentures equal to the principal amount of the debentures.  The recorded discount on these debentures is amortized to interest expense through the scheduled maturity dates.

Effective January 14, 2011, the holders of our 10% Convertible Debentures, originally due in February and March 2011, agreed to extend the maturity dates to June 30, 2012 and to the elimination of the prohibition of paying dividends or distributions on any of our equity securities. We agreed to amend the interest rate to 15% if paid in cash and to 18% (from 12%) if paid with shares of our common stock at the rate of one share of common stock for each $0.60 (from $0.90) of interest. We also agreed to reduce the conversion price, as defined, to $0.60, from $0.90 and to amend the volume weighted average trading price at which we could force conversion to $2.50 from $2.00. In addition, for each calendar month after February or March 2011 that these debentures remain outstanding, we will issue a warrant exercisable for three years for a number of shares of our common stock equal to the 5% of the outstanding principal divided by $0.90. These warrants will be exercisable at $0.90 per share. During the year ended December 31, 2011, we issued such warrants with fair values as determined by the Black-Scholes option pricing model of $234,731, which has been charged to interest expense.

Even though these modifications to our 10% Convertible Debentures resulted in less than a ten percent difference in the present value of cash flows between the original terms and the modified terms, the fair value of the conversion options was substantially greater than ten percent. We have therefore, accounted for the modification of these debentures as an extinguishment of the original debt and the establishment of new debt. Under the terms of the modified 10% Convertible Debentures, the total of the fair value of the warrants, as determined using the Black-Scholes pricing model, and the value of the beneficial conversion features contained in the debentures, representing the difference between the fair value of common stock issuable upon conversion at the date of purchase and the amount of proceeds allocated to the debenture, exceeded the proceeds received.  Accordingly, effective with the date of amendment, we recorded a discount on the debentures equal to the principal amount of the debentures.  The recorded discount on these debentures is amortized to interest expense through the scheduled maturity dates.  In addition to the amortization of the remaining original discount at the effective date of the modifications of $72,222, during the year ended December 31, 2011, we amortized $394,285 of the modified discount. The remaining unamortized discounts of $205,715 at December 31, 2011 will be fully amortized through maturity in June 2012.

If the holders of our 10% Convertible Debentures elected to convert their security pursuant to the amended terms of the security, we would be required to issue 1.0 million shares of our common stock.

7% Convertible Note

In May 2010,   we issued a 7% two-year note in the amount of $350,000, convertible at the rate of $1.20 per share, together with 41,667 shares of our common stock and five-year warrants to purchase 166,667 shares of our common stock at an exercise price of $1.40 per share.  We allocated the total proceeds received to the shares and warrant, based upon the relative fair values of the note, shares and warrant, as determined using the Black-Scholes pricing model, and recorded these amounts as a discount on the note.  We also allocated a portion of the proceeds to a beneficial conversion feature, representing the difference between the fair value of common stock issuable upon conversion at the date of purchase and the amount of proceeds allocated to the note, and recorded this amount as an additional discount on the note.  The total discount, amounting to $350,000, is to be amortized to interest expense on the interest method through the scheduled maturity date of the note.

In June 2011, the holder of our 7% Convertible Note agreed to convert the note into shares of our common stock pursuant to amended terms agreed to in May 2011. The amended terms allowed the note holder to convert the principal and accrued interest through the original maturity date at an amended conversion rate of $0.90 per share, if the note holder converted between May 2, 2011 and June 30, 2011. We issued 443,408 shares of common stock and cancelled the outstanding principal plus accrued interest which totaled $399,067.

During the year ended December 31, 2011, we amortized $218,540 of the discount to interest expense, which included the remaining unamortized discount on the date of conversion.

10% Convertible Note

On February 10, 2011 at maturity, the holder of our 10% convertible note converted the principal amount plus accrued interest into 60,000 shares of common stock. During the three months ended March 31, 2011, we amortized the remaining discount of $7,638 to interest expense.